Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
Schedule of Net Carrying Amount of the Equity Component of the Convertible Notes

Net carrying amount of the equity component of the Convertible Notes as of June 30, 2025 and 2024 were as following:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note 2021	$1,092,460	$(182,255)	$910,205
Convertible Note 2022	683,393	(120,611)	562,782
Convertible Notes – equity portion	$1,775,853	$(302,866)	$1,472,987

Schedule of Amortization of Issuance Cost and Debt Discount, and Interest Cost	Amortization of issuance cost and debt discount, and interest cost for the year ended June 30, 2024 were as follows:
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note 2021	$325,039	$229,463	$554,502
Convertible Note 2022	1,028,622	278,335	1,306,957
Convertible Notes	$1,353,661	$507,798	$1,861,459